STOCKHOLDERS' EQUITY - Stock warrant activity (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
STOCKHOLDERS' EQUITY
Balance at beginning of the year	83,213	83,213	83,213
Granted		0	0
Exercised	(64,584)	0	0
Forfeited/Expired		0	0
Balance at end of the year	18,629	83,213	83,213
Exercisable at end of the year	18,629	83,213	83,213